EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Pension Plans
Holdings and Equitable Financial Retirement Plans
Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution, and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $38 million, $64 million and $49 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Holdings sponsors the MONY Life Retirement Income Security Plan for Employees and Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), both of which are frozen qualified defined benefit plans covering eligible employees and financial professionals. These pension plans are non-contributory, and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period. Holdings has assumed primary liability for both plans. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform. Holdings and Equitable Financial also sponsor certain nonqualified deferred compensation plans, including the Equitable Excess Retirement Plan, that provide retirement benefits in excess of the amount permitted under the tax law for the qualified plans.
Holdings and Equitable Financial use a December 31 measurement date for their pension plans.
AB Retirement Plans
AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.
AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the “AB Plan”). Benefits under the AB Plan are based on years of credited service, average final base salary, and primary Social Security benefits.
AB uses a December 31 measurement date for the AB Plan.
Net Periodic Pension Expense (Benefit)
Components of net periodic pension expense for the Company’s qualified and non-qualified plans were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$6	$6	$6
Interest cost	57	46	77
Expected return on assets	(159)	(154)	(147)
Actuarial (gain) loss	1	1	1
Net amortization	65	99	103
Impact of settlement	6	6	7
Net periodic pension expense (benefit)	$(24)	$4	$47
Changes in Projected Benefit Obligation (PBO)
Changes in the PBO of the Company’s qualified and non-qualified plans were comprised of:

	2022	2021
	(in millions)
Projected benefit obligation, beginning of year	$2,900	$3,180
Interest cost	57	45
Actuarial (gains)/losses (1)	(487)	(95)
Benefits paid	(190)	(198)
Settlements	(26)	(32)
Projected benefit obligation, end of year	$2,254	2,900
______________
(1)Actuarial gains and losses are a product of changes in the discount rate as shown below.
The following table discloses the change in plan assets and the funded status of the Company’s qualified pension plans and non-qualified pension plans:

	2022	2021
	(in millions)
Pension plan assets at fair value, beginning of year	$2,808	$2,744
Actual return on plan assets	(515)	259
Benefits paid	(158)	(165)
Annuity purchases	(25)	(30)
Pension plan assets at fair value, end of year	2,110	2,808
PBO	2,254	2,900
Excess of PBO over pension plan assets, end of year	$144	$92
Accrued pension costs of $144 million and $93 million as of December 31, 2022 and 2021, respectively, were recognized in the accompanying consolidated balance sheets to reflect the unfunded status of these plans.

	December 31,
	2022	2021
	(in millions)
Projected benefit obligation	$2,254	$2,900
Accumulated benefit obligation	$2,254	$2,900
Fair value of plan assets	$2,110	$2,808
Unrecognized Net Actuarial (Gain) Loss
The following table discloses the amounts included in AOCI as of December 31, 2022 and 2021 that have not yet been recognized as components of net periodic pension cost.

	December 31,
	2022	2021
	(in millions)
Unrecognized net actuarial (gain) loss	$744	$620
Unrecognized prior service cost (credit)	(1)	(1)
Total	$743	$619
Pension Plan Assets
The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company’s invested assets that are measured at fair value on a recurring basis. See Note 8 of the Notes to these Consolidated Financial Statements for a description of the fair value hierarchy.
The following table discloses the allocation of the fair value of total qualified pension plan assets as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Fixed maturities	46.4%	47.2%
Equity securities	21.4	29.7
Equity real estate	22.6	16.5
Cash and short-term investments	4.0	2.5
Other	5.6	4.1
Total	100.0%	100.0%
Qualified pension plan assets are invested with the primary objective of return, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are established by the respective Investment Committees for the plans and are designed with a long-term investment horizon. As of December 31, 2022, the qualified pension plans continued their investment allocation strategy to target a 50% - 50% mix of long-duration bonds and “return-seeking” assets, including public equities, real estate, hedge funds, and private equity.
The following tables disclose the fair values of qualified pension plan assets and their level of observability within the fair value hierarchy as of December 31, 2022 and 2021, respectively.

	Level 1	Level 2	Total
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate	$—	$619	$619
U.S. Treasury, government and agency	—	336	336
States and political subdivisions	—	8	8
Foreign governments	—	15	15
Common equity, REITs and preferred equity	308	59	367
Mutual funds	30	—	30
Collective Trust	—	61	61
Cash and cash equivalents	47	—	47
Short-term investments	—	34	34
Total Assets at Fair Value	385	1,132	1,517
Investments measured at NAV	—	—	600
Total Investments at Fair Value	$385	$1,132	$2,117

December 31, 2021:
Fixed Maturities:
Corporate	$—	$842	$842
U.S. Treasury, government and agency	—	426	426
States and political subdivisions	—	16	16
Foreign governments	—	18	18
Common equity, REITs and preferred equity	576	108	684
Mutual funds	62	—	62
Collective Trust	—	99	99
Cash and cash equivalents	19	—	19
Short-term investments	—	46	46
Total Assets at Fair Value	657	1,555	2,212
Investments measured at NAV	—	—	593
Total Investments at Fair Value	$657	$1,555	$2,805
The following table lists investments for which NAV is calculated; NAV is used as a practical expedient to determine the fair value of these investments as of December 31, 2022 and 2021.
Practical Expedient Disclosure as of December 31, 2022 and 2021

Investment	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period	Unfunded Commitments
	(in millions)
December 31, 2022:
Private Equity Fund	$79	N/A (1) (2)	N/A	$16
Private Real Estate Investment Trust	468	Quarterly	One Quarter	—
Hedge Fund	53	Calendar Quarters (3)	Previous Quarter End	$10
Total (4)	$600

December 31, 2021:
Private Equity Fund	$72	N/A (1)(2)	N/A	$19
Private Real Estate Investment Trust	457	Quarterly	One Quarter	—
Hedge Fund	65	Calendar Quarters (3)	Previous Quarter End	$5
Total (4)	$594
_______________
(1)Cannot sell or transfer ownership interest without prior written consent to transfer, and by meeting several criteria (e.g., does not adversely affect other investors).
(2)Cannot sell interest in the vehicle without prior written consent of the managing member.
(3)March, June, September and December.
(4)Includes equity method investments of $111 million and $109 million as of December 31, 2022 and 2021, respectively.
The table below presents a reconciliation for all Level 3 fair values of qualified pension plan assets as of December 31, 2022, 2021 and 2020, respectively:
Level 3 Instruments
Fair Value Measurements

	Private Real Estate Investment Trusts	Other Equity Investments	Fixed Maturities
	(in millions)
Balance, January 1, 2022	$—	$—	$(1)
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2022	$—	$—	$(2)

Balance, January 1, 2021	$—	$—	$—
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2021	$—	$—	$(1)

Balance, January 1, 2020	$—	$—	$1
Actual return on plan assets — Sales/Settlements	—	—	(1)
Balance, December 31, 2020	$—	$—	$—

As of December 31, 2022, assets classified as Level 1, Level 2 and Level 3 comprise approximately 18.2%, 53.5% and 0.0%, respectively, of qualified pension plan assets. As of December 31, 2021, assets classified as Level 1, Level 2 and Level 3 comprised approximately 23.4%, 55.4% and 0.0%, respectively, of qualified pension plan assets. There are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.
In addition to the plan assets above, the Company and certain subsidiaries purchased COLI policies on the lives of certain key employees. Under the terms of these polices the Company and these subsidiaries are named as beneficiaries. The purpose of the COLI policies is to provide the Company additional funds with which to satisfy various employee benefit obligations held by the Company, including those associated with its nonqualified defined benefit plans and post-retirement benefit plans. As of December 31, 2021 and 2020, the carrying value of COLI was $886 million and $1.0 billion, respectively.
Assumptions
Discount Rate
The benefits obligations and related net periodic costs of the Company’s qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans’ benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, the Company uses the Citigroup Pension Above-Median-AA Curve (the “Citigroup Curve”) for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.
Mortality
In October 2016, the Society of Actuaries (“SOA”) released MP-2016, its second annual update to the “gold standard” mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations as of December 31, 2022.
The following table discloses assumptions used to measure the Company’s pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2022 and 2021.

	December 31,
	2022	2021
Discount rates:
Equitable Financial QP	5.13%	2.55%
Equitable Excess Retirement Plan	5.09%	2.47%
MONY Life Retirement Income Security Plan for Employees	5.22%	2.78%
AB Qualified Retirement Plan	5.50%	2.55%
Other defined benefit plans	4.93%-5.22%	2.05%-2.78%
Periodic cost	4.84% - 5.20%	1.18%-2.78%
Cash balance interest crediting rate for pre-April 1, 2012 accruals	4.00%	4.00%
Cash balance interest crediting rate for post-April 1, 2012 accruals	0.25%	0.50%

Rates of compensation increase:
Benefit obligation	5.96%	5.97%
Periodic cost	6.37%	6.33%

Expected long-term rates of return on pension plan assets (periodic cost)	6.25%	6.25%
The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Prior to 1987, participants’ benefits under the Equitable Financial QP were funded through the purchase of non-participating annuity contracts from Equitable Financial. Benefit payments under these contracts were approximately $3 million and $4 million for 2022 and 2021, respectively.
Post-Retirement Benefits
The Company eliminated any subsidy for post-retirement medical and dental coverage for individuals retiring on or after May 1, 2012. The Company continues to contribute to the cost of post-retirement medical and dental coverage for certain individuals who retired prior to May 1, 2012 based on years of service and age, subject to rights reserved in the plans to change or eliminate these benefits. The Company funds these post-retirement benefits on a pay-as-you-go basis.
The Company sponsors the Equitable Executive Survivor Benefits Plan (the “ESB Plan”) which provides post-retirement life insurance benefits to eligible executives. Eligible executives may choose up to four levels of coverage with each level providing a benefit equal to the executive’s compensation, subject to an overall $25 million cap. Aside from the ESB Plan, the Company does not currently offer post-retirement life insurance benefits but continues to provide post-retirement life insurance benefits to certain active and retired employees who were eligible for such benefits under discontinued plans. The ESB Plan was closed to new participants on January 1, 2019.
For 2022 and 2021, post-retirement benefits payments were $20 million and $28 million, respectively, net of employee contributions.
The Company uses a December 31 measurement date for its post-retirement plans.
Components of Net Post-Retirement Benefits Costs

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$2	$2	$2
Interest cost	10	8	13
Net amortization	6	9	9
Net periodic post-retirement benefits costs	$18	$19	$24

Changes in the accumulated benefits obligation of the Company’s post-retirement plans recognized in the accompanying consolidated financial statements are described in the following table:
Accumulated Post-Retirement Benefits Obligation

	December 31,
	2022	2021
	(in millions)
Accumulated post-retirement benefits obligation, beginning of year	$466	$516
Service cost	2	2
Interest cost	10	8
Contributions and benefits paid	(20)	(28)
Actuarial (gains) losses	(109)	(32)
Accumulated post-retirement benefits obligation, end of year	$349	$466

The post-retirement medical plan obligations of the Company are offset by an anticipated subsidy from Medicare Part D, which is assumed to increase with the healthcare cost trend.
Assumed Healthcare Cost Trend Rates used to Measure the Expected Cost of Benefits

	December 31,
	2022	2021
Following year	5.4%	5.1%
Ultimate rate to which cost increase is assumed to decline	3.9%	4.0%
Year in which the ultimate trend rate is reached	2096	2094

The following table discloses the amounts included in AOCI as of December 31, 2022 and 2021 that have not yet been recognized as components of net periodic post-retirement benefits cost:

	December 31,
	2022	2021
	(in millions)
Unrecognized net actuarial (gains) losses	$17	$135
Unrecognized prior service (credit)	(24)	(26)
Total	$(7)	$109

The assumed discount rates for measuring the post-retirement benefit obligations as of December 31, 2022 and 2021 were determined in substantially the same manner as described above for measuring the pension benefit obligations. The following table discloses the range of discrete single equivalent discount rates and related net periodic cost at and for the years ended December 31, 2022 and 2021.

	December 31,
	2022	2021
Discount rates:
Benefit obligation	5.07%-5.20%	2.43%-2.72%
Periodic cost	2.71%-4.58%	2.34%-2.52%

The Company provides post-employment medical and life insurance coverage for certain disabled former employees. The accrued liabilities for these post-employment benefits were $2 million and $3 million, respectively, as of December 31, 2022 and 2021. Components of net post-employment benefits costs follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Service cost	$1	$1	$1
Interest cost	—	—	—
Net amortization	—	—	(5)
Net (gain) loss	—	—	—
Net periodic post-employment benefits costs	$1	$1	$(4)

The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2023, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations as of December 31, 2022 and include benefits attributable to estimated future employee service.

		Postretirement Benefits
			Health
Calendar Year	Pension Benefits	Life Insurance	Gross Estimate Payment	Estimated Medicare Part D Subsidy	Net Estimate Payment
	(in millions)
2023	$210,551	$—	$—	$—	$—
2024	$245,066	$—	$—	$—	$—
2025	$198,657	$—	$—	$—	$—
2026	$188,175	$—	$—	$—	$—
2027	$180,393	$—	$—	$—	$—
2028 to 2032	$2,280,266	$—	$—	$—	$—
Effective December 31, 2020, the current health plan coverages through the Equitable Retiree Group Health Plan were terminated. Medicare-eligible retirees and their Medicare-eligible dependents were given the opportunity to elect a Medicare plan through the Aon Retiree Health Exchange effective January 1, 2021 and certain eligible retirees were offered a retiree health reimbursement account contribution to help pay for premiums and out-of-pocket expenses.
Pre-65 retirees and their pre-65 dependents were given the opportunity to elect health coverage under the Aon Active Health Exchange effective January 1, 2021. Even though the effective date of the change in benefits doesn’t commence until January 1, 2021, the effect of the amendment was recognized immediately and is reflected in the measurement of the accumulated postretirement benefit obligations as of December 31, 2020.